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VINCE NGUYEN vince.nguyen@dechert.com +1 212 698 3566 Direct +1 212 698 0617 Fax

August 13, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	USCF ETF Trust (the “Registrant”) File Nos. 333-196273 and 811-22930 Post-Effective Amendment No. 213 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 213 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 214 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering shares of the USCF Oil Plus Bitcoin Strategy Fund, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212-698-3566.

Sincerely,

/s/ Vince Nguyen

Vince Nguyen